SHARE BASED PAYMENT	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SHARE BASED PAYMENT

NOTE 7: SHARE BASED PAYMENT

a.	During the six months periods ended June 30, 2025 and 2024, the Company recorded expenses related to share-based payment plans to employees, directors and consultants of $552 and $669, respectively.

b.	The following table presents the changes in the number and weighted average exercise prices of share options, and the changes in the number of restricted shares:

	Options		Restricted shares	Total
	Number of options	Weighted average exercise price (*)	Number of Restricted shares	Number of share-based awards
Outstanding at January 1, 2025	2,626,113	$3.55	428,452	3,054,565
Granted	170,000	5.16	—	170,000
Exercised	(14,538)	4.50	(148,761)	(163,299)
Expired	(69,462)	4.50	—	(69,462)
Forfeited	(46,250)	2.89	(16,650)	(62,900)
Outstanding at June 30, 2025	2,665,863	$2.40	263,041	2,928,904
Exercisable at June 30, 2025	1,577,480	$2.13	—	1,577,480

(*) The exercise price of all options is denominated in NIS and was translated to USD in the table above using the exchange rate as of June 30, 2025.

The weighted average fair value of the Company’s options granted for the six months ended June 30, 2025 was estimated at $2.38 using the following assumptions:

•	Expected volatility of 49%-50.7%

•	Risk-free interest rate of 4.2%-4.24%